Columbia Minnesota Tax-Exempt Fund
Columbia Minnesota Tax-Exempt Fund (the "Fund")
Supplement dated May 31, 2011,
to the Prospectuses dated Oct. 29, 2010, each as supplemented:
Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Minnesota Municipal Bond Index (the New Index), an unmanaged index representative of investment-grade, tax-exempt bonds issued within the state of Minnesota with a maturity of at least one year. The New Index replaces the Barclays Capital Minnesota 3 Plus Year Enhanced Municipal Bond Index (the Former Index).
The Fund's investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund's investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.
Each prospectus is hereby revised to add the following information to the table under the heading "Average Annual Total Returns":

	1 year	5 years	10 years
(for periods ended Dec. 31, 2010)
Barclays Capital Minnesota Municipal Bond Index	2.74%	4.48%	4.91%
(reflects no deduction for fees, expenses or taxes)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
Prospectus Date	rr_ProspectusDate	Oct 29, 2010
Columbia Minnesota Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock
Columbia Minnesota Tax-Exempt Fund (the "Fund")
Supplement dated May 31, 2011,
to the Prospectuses dated Oct. 29, 2010, each as supplemented:
Effective May 31, 2011, the Fund compares its performance to that of the Barclays Capital Minnesota Municipal Bond Index (the New Index), an unmanaged index representative of investment-grade, tax-exempt bonds issued within the state of Minnesota with a maturity of at least one year. The New Index replaces the Barclays Capital Minnesota 3 Plus Year Enhanced Municipal Bond Index (the Former Index).
The Fund's investment manager recommended that the Fund replace the Former Index with the New Index because it believes the New Index better represents the Fund's investible universe and investment strategy. Information on both indexes will be included for a one year transition period. After the one year transition period, only the New Index will be included.
Each prospectus is hereby revised to add the following information to the table under the heading "Average Annual Total Returns":

	1 year	5 years	10 years
(for periods ended Dec. 31, 2010)
Barclays Capital Minnesota Municipal Bond Index	2.74%	4.48%	4.91%
(reflects no deduction for fees, expenses or taxes)